Taxation - Disclosure of Movement of Deferred Income Tax Liabilities Explanatory (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Beginning balance	¥ 297
Ending balance	314	¥ 297
Deferred Tax Liabilities
Disclosure Of Intangible Assets [Line Items]
Beginning balance	297	319
Credited to income statement	5	(31)
Business combinations	12	9
Ending balance	314	297
Intangible Assets | Deferred Tax Liabilities
Disclosure Of Intangible Assets [Line Items]
Beginning balance	215	275
Credited to income statement	(60)	(69)
Business combinations	12	9
Ending balance	167	215
Right-of-use assets | Deferred Tax Liabilities
Disclosure Of Intangible Assets [Line Items]
Beginning balance	82	44
Credited to income statement	(10)	38
Business combinations	0	0
Ending balance	72	82
Withholding tax on the earnings expected to be remitted by subsidiaries | Deferred Tax Liabilities
Disclosure Of Intangible Assets [Line Items]
Beginning balance	0	0
Credited to income statement	75	0
Business combinations	0	0
Ending balance	¥ 75	¥ 0